13000079

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

JAN 30 2013

Washington, DC 20549

CERT NYS
File No. 001-07436

January 30, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HSBC USA Inc., Zero Coupon Callable Accreting Notes due January 29, 2043, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 25, 2013. Tentative listing date – January 31, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
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